Intangible assets - Schedule of reconciliation of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	$ 16,187	$ 14,194
Acquisitions	1,541	60
Acquisitions through business combinations (Note 26)		3,538
Amortisation charges	(2,881)	(1,612)
Translation differences	(205)	0
Intangible assets other than goodwill period end	14,194	15,746
Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	12,544	14,100
Acquisitions	0	0
Acquisitions through business combinations (Note 26)		0
Amortisation charges	(1,556)	(1,556)
Translation differences	0	0
Intangible assets other than goodwill period end	14,100	15,656
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	3,643	94
Acquisitions	1,541	60
Acquisitions through business combinations (Note 26)		3,538
Amortisation charges	(1,325)	(56)
Translation differences	(205)	0
Intangible assets other than goodwill period end	94	90
Book Value
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	22,926	17,847
Intangible assets other than goodwill period end	17,847	17,787
Book Value | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	16,569	16,569
Intangible assets other than goodwill period end	16,569	16,569
Book Value | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	6,357	1,278
Intangible assets other than goodwill period end	1,278	1,218
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(6,739)	(3,653)
Intangible assets other than goodwill period end	(3,653)	(2,041)
Depreciation | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(4,025)	(2,469)
Intangible assets other than goodwill period end	(2,469)	(913)
Depreciation | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(2,714)	(1,184)
Intangible assets other than goodwill period end	$ (1,184)	$ (1,128)